Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Major Components of Income Tax Expense

The major components of income tax expense for the years ended December 31, 2018, 2017 and 2016 are:

	2018		2017		2016
Current tax expense	Ps.	10,480	Ps.	18,592	Ps.	13,548
Deferred tax expense:
Origination and reversal of temporary differences		491		(7,546)		(3,947)
(Recognition) of tax losses, net		(927)		(823)		(1,693)
Change in the statutory rate		125		(10)		(20)

Total deferred tax income		(311)		(8,379)		(5,660)

	Ps.	10,169	Ps.	10,213	Ps.	7,888

Schedule of Recognized in Consolidated Statement of Other Comprehensive Income

Recognized in Consolidated Statement of Other Comprehensive Income (“OCI”)

Income tax related to items charged or recognized directly in OCI during the period:	2018		2017		2016
Unrealized loss on cash flow hedges	Ps.	(293)	Ps.	(191)	Ps.	745
Exchange differences on translation of foreign operations		(2,647)		387		4,478
Remeasurements of the net defined benefit liability		287		(154)		(49)
Share of the other comprehensive income of equity accounted investees		989		(1,465)		(1,385)

Total income tax cost recognized in OCI	Ps.	(1,664)	Ps.	(1,423)	Ps.	3,789

Schedule of Domestic Tax Rate

A reconciliation between tax expense and income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic tax rate for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
Mexican statutory income tax rate	30.0%	30.0%	30.0%
Difference between book and tax inflationary values and translation effects	(4.0%)	(5.7%)	(2.4%)
Annual inflation tax adjustment	(1.2%)	0.5%	0.6%
Difference between statutory income tax rates	1.8%	1.2%	1.2%
Repatriation of capital benefit decree	—	(22.6%)	—
Non-deductible expenses	3.2%	2.6%	2.8%
Non-taxable income	(0.5%)	—	(0.4%)
Effect of changes in Argentina tax law	(0.9%)	—	—
Income tax credits	—	(2.0%)	(3.9%)
Venezuela deconsolidation effect	—	28.6%	—
Others	1.8%	(4.1%)	(0.3%)

	30.2%	28.6%	27.6%

Schedule of Deferred Income Tax

Deferred Income Tax Related to:

	Consolidated Statement of Financial Position as of				Consolidated Statement of Income
	December 31, 2018		December 31, 2017		2018		2017		2016
Allowance for doubtful accounts	Ps.	(416)	Ps.	(152)	Ps.	93	Ps.	16	Ps.	(17)
Inventories		80		(151)		(27)		(71)		(151)
Other current assets		75		101		(31)		34		(80)
Property, plant and equipment, net (3)		(3,841)		(2,733)		(851)		(2,349)		670
Investments in equity accounted investees		(5,979)		(6,989)		40		(5,094)		75
Other assets		212		254		(82)		(155)		234
Finite useful lived intangible assets		271		894		627		207		(1,506)
Indefinite lived intangible assets		10,331		9,957		758		968		7,391
Post-employment and other long-term employee benefits		(1,058)		(965)		(148)		(77)		(34)
Derivative financial instruments		21		84		(63)		(171)		128
Provisions		(2,761)		(3,500)		1,122		(636)		(411)
Temporary non-deductible provision		(1,400)		(222)		(293)		(144)		(9,118)
Employee profit sharing payable		(403)		(351)		(27)		(11)		(29)
Tax loss carryforwards		(9,558)		(10,218)		(927)		(547)		(1,693)
Tax credits to recover (2)		(1,855)		(2,308)		(109)		(1,059)		(1,150)
Other comprehensive income (1)		229		239		(54)		(224)		—
Exchange differences on translation of foreign operations in OCI		5,202		7,168		—		—		—
Other liabilities		193		(828)		(324)		948		102

Deferred tax income					Ps.	(296)	Ps.	(8,355)	Ps.	(5,589)
Deferred tax income net recorded in share of the profit of equity accounted investees						(15)		(24)		(71)

Deferred tax income, net					Ps.	(311)	Ps.	(8,379)	Ps.	(5,660)

Deferred income taxes, net		(10,657)		(9,720)
Deferred tax asset		(16,543)		(15,853)
Deferred tax liability		Ps. 5,886	Ps.	6,133

(1)	Deferred tax related to derivative financial instruments and remeasurements of the net defined benefit liability.
(2)

Correspond to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with a related and non-related parties.

(3)

As a result of the change in the application of the law, the Company recognized a deferred tax liability in Venezuela for an amount of Ps. 1,107 with their corresponding impact on the income tax of the year as disclosed in the effective tax rate reconciliation. The liability was recognized in 2017 upon deconsolidation of Coca-Cola FEMSA’s Venezuelan operations.

Schedule of Deferred Tax related to Other Comprehensive Income (AOCI)

Deferred tax related to Other Comprehensive Income (“AOCI”)

Income tax related to items charged or recognized directly in AOCI as of the year:	2018		2017
Unrealized loss on derivative financial instruments	Ps.	361	Ps.	641
Remeasurements of the net defined benefit liability		(132)		(402)

Total deferred tax loss related to AOCI	Ps.	229	Ps.	239

Schedule of Changes in Net Deferred Income Tax Asset

The changes in the balance of the net deferred income tax asset are as follows:

	2018		2017		2016
Balance at the beginning of the period	Ps.	(9,720)	Ps.	(1,016)	Ps.	(2,063)
Deferred tax provision for the period		(311)		(8,218)		(5,660)
Deferred tax income net recorded in share of the profit of equity accounted investees		165		(67)		71
Acquisition of subsidiaries (see Note 4)		(316)		(367)		1,375
Effects in equity:
Unrealized loss on cash flow hedges		(445)		(83)		1,008
Exchange differences on translation of foreign operations		(1,762)		(1,472)		3,260
Remeasurements of the net defined benefit liability		543		131		(479)
Retained earnings of equity accounted investees		54		(38)		(224)
Cash flow hedges in foreign investments		310		(540)		(618)
Restatement effect of the period and beginning balances associated with hyperinflationary economies		438		1,689		2,314
Disposal of subsidiaries		387		—		—
Deconsolidation of subsidiaries		—		261		—

Balance at the end of the period	Ps.	(10,657)		Ps. (9,720)	Ps.	(1,016)

Schedule of Tax Loss Carryforwards

The subsidiaries in Mexico, Colombia and Brazil have tax loss carryforwards. The tax losses carryforwards and corresponding years of expiration are as follows:

Year	Tax Loss Carryforwards
2019	Ps.	716
2020		301
2021		338
2022		370
2023		288
2024		744
2025		4,029
2026		4,483
2027		728
2028 and thereafter		3,023
No expiration (Brazil and Colombia)		14,921

	Ps.	29,941

Summary of Changes in the Balance of Tax Loss Carryforwards

The changes in the balance of tax loss carryforwards are as follows:

	2018		2017
Balance at beginning of the period	Ps.	29,487	Ps.	27,452
Reserved		(306)		—
Additions		4,124		5,673
Usage of tax losses		(1,385)		(3,157)
Translation effect of beginning balances		(1,979)		(481)

Balance at end of the period	Ps.	29,941	Ps.	29,487